UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

SMALLCAP World Fund®
Investment portfolio

December 31, 2006

unaudited

Common stocks — 91.57%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 18.73%
Schibsted ASA	3,138,000	$112,296
Jumbo SA1	4,824,956	105,549
CarMax, Inc.[2]	1,900,000	101,897
Lojas Renner SA, ordinary nominative[1]	6,650,000	95,668
Big Lots, Inc.[2]	4,150,000	95,118
Central European Media Enterprises Ltd., Class A2	1,270,500	88,935
Lions Gate Entertainment Corp.[1,2]	7,728,500	82,927
Cyrela Brazil Realty SA, ordinary nominative	8,671,000	82,850
Debenhams PLC	21,270,000	79,025
Restaurant Group PLC[1]	12,499,555	75,686
Aristocrat Leisure Ltd.	6,000,000	75,252
Tupperware Brands Corp.[1]	3,300,000	74,613
Fourlis[1]	3,310,000	70,137
CKE Restaurants, Inc.[1]	3,600,000	66,240
AB Lindex[1]	5,118,000	65,615
Arbitron Inc.[1]	1,496,760	65,019
Korea Kumho Petrochemical Co., Ltd.[1]	1,810,940	64,294
Praktiker Bau- und Heimwerkermärkte Holding AG	1,791,383	63,981
Pantaloon Retail (India) Ltd.	6,643,120	61,612
Bob Evans Farms, Inc.	1,600,000	54,752
American Axle & Manufacturing Holdings, Inc.[1]	2,850,000	54,121
Kuoni Reisen Holding AG, Class B2	100,900	53,986
Truworths International Ltd.	11,675,000	53,591
Toyoda Gosei Co., Ltd.	2,250,000	52,090
Ekornes ASA[1]	2,237,598	51,348
Banyan Tree Holdings Ltd.[1,2]	47,883,000	48,701
Nitori Co., Ltd.	1,061,300	46,109
Life Time Fitness, Inc.[2]	940,000	45,599
Rightmove PLC	5,759,450	44,544
Hürriyet Gazetecilik ve Matbaacilik AS	16,735,985	44,232
Pinnacle Entertainment, Inc.[2]	1,300,000	43,082
Citi Trends, Inc.[1,2]	1,081,500	42,871
ServiceMaster Co.[2]	3,200,000	41,952
Fossil, Inc.[2]	1,835,000	41,434
Café de Coral Holdings Ltd.	23,750,000	40,309
Unibet Group PLC (SDR)[2]	1,333,470	38,185
Applebee’s International, Inc.	1,525,000	37,622
GEOX SpA	2,346,080	36,399
Getty Images, Inc.[2]	850,000	36,397
Cheng Shin Rubber (Xiamen) Ind., Ltd.	34,323,477	33,976
Blue Nile, Inc.[1,2]	910,375	33,584
Trigano SA	636,250	32,983
Modern Times Group MTG AB, Class B2	500,000	32,873
Lifestyle International Holdings Ltd.	12,640,000	32,504
IBT Education Ltd.[1]	21,727,690	32,392
Cedar Fair, L.P.	1,150,000	31,993
ValueVision Media, Inc., Class A1,2	2,400,000	31,536
CTC Media, Inc.[2]	1,300,000	31,213
P.F. Chang’s China Bistro, Inc.[2]	800,000	30,704
Stockmann Oyj, Class B	637,000	30,660
Halfords Group PLC	4,200,000	30,242
Blyth, Inc.	1,370,000	28,427
Bloomsbury Publishing PLC[1]	5,405,000	27,092
Shuffle Master, Inc.[2]	1,030,000	26,986
Nien Made Enterprise Co., Ltd.[1]	26,156,000	26,493
XM Satellite Radio Holdings Inc., Class A2	1,800,000	26,010
Valentino Fashion Group SpA	635,000	25,964
Children’s Place Retail Stores, Inc.[2]	400,000	25,408
RNB Retail and Brands AB	2,655,000	25,214
Handsome Co. Ltd.	1,290,000	24,981
Progressive Gaming International Corp.[1,2]	2,750,000	24,942
GOME Electrical Appliances Holding Ltd.	31,663,000	24,834
Nishimatsuya Chain Co., Ltd.	1,297,000	24,469
Furniture Brands International, Inc.	1,500,000	24,345
Nobia AB	627,000	24,138
Hemtex AB	1,175,000	24,034
Cheil Industries Inc.	550,000	23,225
Williams-Sonoma, Inc.	730,000	22,951
Bijou Brigitte modische Accessoires AG	114,700	22,609
Valassis Communications, Inc.[2]	1,500,000	21,750
PETsMART, Inc.	750,000	21,645
Denny’s Corp.[2]	4,500,000	21,195
Triarc Companies, Inc., Class A	950,000	20,653
JJB Sports PLC	4,390,500	20,223
Crocs, Inc.[2]	450,000	19,440
Select Comfort Corp.[2]	1,087,500	18,912
Alma Media Corp.	1,521,478	18,569
Altra Holdings, Inc.[1,2]	1,314,700	18,472
Tractor Supply Co.[2]	403,700	18,049
Carpetright PLC	692,213	17,769
Fisher & Paykel Appliances Holdings Ltd.	6,450,000	17,427
YBM Sisa.com Inc.[1]	673,198	17,020
Zumiez Inc.[2]	570,000	16,838
Ruby Tuesday, Inc.	600,000	16,464
Pumpkin Patch Ltd.	4,970,107	16,261
OSIM International Ltd.	17,490,000	15,964
Urban Outfitters, Inc.[2]	675,000	15,545
La-Z-Boy Inc.	1,300,000	15,431
Ameristar Casinos, Inc.	500,000	15,370
SA D’Ieteren NV	40,681	14,476
Prime Success International Group Ltd.	15,200,000	14,130
GMARKET INC. (ADR)[2]	587,000	14,065
TAKKT AG	801,778	13,911
Bright Horizons Family Solutions, Inc.[2]	350,000	13,531
Submarino SA, ordinary nominative	400,000	13,119
TOD’S SpA	162,000	13,060
Levitt Corp., Class A1	1,000,000	12,240
Austar United Communications Ltd.[2]	11,671,576	12,153
Restoration Hardware, Inc.[2]	1,200,000	10,212
Monro Muffler Brake, Inc.	290,000	10,179
Haseko Corp.[2]	2,830,000	10,131
Chipotle Mexican Grill, Inc., Class A2	175,000	9,975
Rambler Media Ltd.[2]	277,360	9,292
Sharper Image Corp.[1,2]	950,000	8,788
ElringKlinger AG	135,000	8,642
Formosa International Hotels Corp.	2,716,000	8,303
Next Media Ltd.	22,100,000	8,240
Gafisa SA, ordinary nominative[2]	500,000	7,484
Rinnai Corp.	230,000	6,881
Fontainebleau Resorts, LLC, Class A, units[2,3,4]	650,000	6,500
TVN SA2	666,005	5,709
Spot Runner, Inc.[1,2,3,4]	1,084,011	4,000
Gaming VC Holdings SA1	2,023,800	3,794
Sanctuary Group PLC[1,2]	14,412,733	3,175
Zhejiang Glass Co. Ltd., Class H2	11,499,400	2,233
Nien Hsing Textile Co., Ltd.	3,000,000	1,809
Rossi Residencial SA, ordinary nominative	93,200	1,192
Hi-Lex Corp.	3,200	55
		3,881,096

INDUSTRIALS — 14.26%
Container Corp. of India Ltd.	2,891,794	139,335
Samsung Engineering Co., Ltd.[1]	2,587,640	120,404
GS Engineering & Construction Co. Ltd	1,072,127	95,851
Buhrmann NV	5,738,600	85,255
MSC Industrial Direct Co., Inc., Class A	2,175,000	85,151
JetBlue Airways Corp.[2]	5,904,023	83,837
Corrections Corporation of America[2]	1,575,000	71,237
Murray & Roberts Holdings Ltd.	12,288,000	70,594
LS Industrial Systems Co., Ltd.[1]	1,950,000	67,867
Michael Page International PLC	7,656,190	67,796
ALL - América Latina Logística, units	6,240,000	64,827
Minebea Co., Ltd.	7,470,000	52,227
UAP Holding Corp.	2,020,300	50,871
Actuant Corp., Class A	1,050,000	50,033
Downer EDI Ltd.	8,857,635	48,839
Acuity Brands, Inc.	929,500	48,371
Daelim Industrial Co., Ltd.	588,640	48,130
ChoicePoint Inc.[2]	1,150,000	45,287
Mine Safety Appliances Co.	1,175,500	43,082
United Stationers Inc.[2]	912,200	42,591
K&F Industries Holdings, Inc.[2]	1,800,000	40,878
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	1,034,300	40,534
Singapore Post Private Ltd.	53,961,664	38,348
Transmile Group Bhd.	9,050,000	36,436
Seco Tools AB, Class B	2,225,000	36,409
Uponor Oyj	960,100	35,925
Hyundai Mipo Dockyard Co., Ltd.	274,370	35,126
A-TEC Industries AG2	244,750	33,100
Klöckner & Co AG2	710,000	30,736
Genesis Lease Ltd. (ADR)[2]	1,300,000	30,550
Wilh. Wilhelmsen ASA, Class A	799,600	30,475
Pentair, Inc.	950,000	29,830
IJM Corp. Bhd.	13,465,000	28,060
Hong Kong Aircraft Engineering Co. Ltd.	2,052,000	27,967
Pyeong San Co., Ltd.[1,2]	1,120,000	27,955
Bradken Ltd.	4,389,221	27,698
Nexans SA	215,000	27,516
Kingspan Group PLC	1,020,000	27,010
Chart Industries, Inc.[1,2]	1,613,500	26,155
Hyundai Engineering & Construction Co., Ltd.	420,000	25,756
Michaniki SA1	4,180,000	23,053
Michaniki SA, preference shares [1]	552,490	2,274
G&K Services, Inc., Class A	650,000	25,279
Federal Signal Corp.	1,566,100	25,120
Silitech Technology Corp.	5,304,798	24,017
Kyeryong Construction Industrial Co., Ltd.[1]	559,250	23,555
Kelly Services, Inc., Class A	800,000	23,152
KBR, Inc.[2]	868,000	22,707
STX Shipbuilding Co., Ltd.	1,315,191	22,073
TK Corp.[1]	1,444,653	20,982
Emeco Holdings Ltd.[2]	14,010,000	20,224
Northgate PLC	830,000	19,599
Grontmij NV	168,000	19,561
Max India Ltd.[2]	999,986	19,383
Oslo Børs Holding ASA	200,467	19,302
EnerSys[2]	1,200,000	19,200
Aboitiz Equity Ventures, Inc.	134,250,000	19,190
OSG CORP.	1,164,000	19,074
Trakya Cam Sanayii AS	6,873,293	18,943
Österreichische Post AG2	394,807	18,805
ElkCorp	456,250	18,747
Spirax-Sarco Engineering PLC	930,000	18,209
Dongfang Electrical Machinery Co. Ltd., Class H4	6,800,000	18,186
Samsung Techwin Co., Ltd.	470,620	17,189
CoStar Group, Inc.[2]	300,000	16,068
Fu Sheng Industrial Co., Ltd.	16,025,920	15,691
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)[2]	700,000	15,582
Halla Engineering & Construction Corp.[1]	626,000	15,490
Geberit AG	9,750	15,026
Lupatech SA, ordinary nominative[2]	998,300	14,970
Chen Hsong Holdings Ltd.	23,696,000	14,624
TransDigm Group Inc.[2]	550,000	14,581
Taiwan Secom Co., Ltd.	7,766,900	14,042
Ballast Nedam NV	303,753	13,234
Santos-Brasil SA, units[2]	1,000,000	12,652
Houston Wire & Cable Co.[2]	600,000	12,540
Royal Boskalis Westminster NV	124,600	12,330
Herman Miller, Inc.	327,500	11,908
Huron Consulting Group Inc.[2]	258,000	11,698
Shenzhen Expressway Co. Ltd., Class H	19,422,000	11,662
Intertek Group PLC	700,000	11,424
Permasteelisa SpA	615,000	11,401
InnerWorkings, Inc.[2]	702,000	11,204
Rollins, Inc.	500,000	11,055
Briggs & Stratton Corp.	400,000	10,780
Goodpack Ltd.	10,448,000	10,490
Latécoère SA	323,626	10,162
Curtiss-Wright Corp.	268,600	9,960
Hyunjin Materials Co., Ltd.	500,500	9,800
Stork NV	184,800	9,699
Anhui Expressway Co. Ltd., Class H	12,000,000	9,690
Grafton Group PLC, units[2]	575,000	9,605
Hi-P International Ltd.	16,886,000	9,578
Hagemeyer NV2	1,885,000	9,550
Prosegur Compañía de Seguridad, SA	282,000	9,190
Aker American Shipping ASA[2]	544,600	9,176
SembCorp Marine Ltd.	4,025,000	8,922
Krones AG	55,000	8,406
Vedior NV	385,000	7,980
NEPES Corp.	701,634	6,733
Korea Electric Terminal Co., Ltd.	350,000	6,721
Sydney Roads Group, units	6,078,452	6,329
Copa Holdings, SA, Class A	100,000	4,656
Ansaldo STS SpA[2]	390,000	4,607
Lincoln Electric Holdings, Inc.	75,500	4,562
Tetra Tech, Inc.[2]	240,500	4,351
Sino-Thai Engineering and Construction PCL	30,400,000	4,002
Nissei Industries, Ltd.	318,100	3,716
LTG Technologies PLC[1,2]	21,385,714	1,729
Moatech Co., Ltd.	292,600	1,275
ZOOTS[1,2,3,4]	25,173	234
		2,954,958

INFORMATION TECHNOLOGY — 13.38%
Kingboard Chemical Holdings Ltd.[1]	49,934,200	196,141
CNET Networks, Inc.[1,2]	10,655,000	96,854
Red Hat, Inc.[2]	4,050,000	93,150
Novell, Inc.[2]	14,078,000	87,284
ValueClick, Inc.[2]	3,500,000	82,705
Tripod Technology Corp.[1]	21,919,920	78,718
PMC-Sierra, Inc.[1,2]	11,600,000	77,836
Semtech Corp.[1,2]	5,800,000	75,806
SEEK Ltd.[1]	14,235,346	66,026
Net 1 UEPS Technologies, Inc.[2]	2,043,000	60,391
Kingboard Laminates Holdings Ltd.[2]	54,686,236	58,501
TIBCO Software Inc.[2]	5,862,500	55,342
NAVTEQ Corp.[2]	1,558,300	54,494
Mentor Graphics Corp.[2]	3,000,000	54,090
Venture Corp. Ltd.	5,969,600	52,542
Knot, Inc.[1,2]	1,200,000	31,488
Knot, Inc.[1,2,3]	670,000	17,581
NHN Corp.	382,530	46,957
Fairchild Semiconductor International, Inc.[2]	2,665,000	44,799
Bankrate, Inc.[1,2]	1,175,000	44,591
Konami Corp.	1,362,400	41,215
Wacom Co., Ltd.	13,560	40,566
Gartner, Inc.[2]	1,925,000	38,096
National Instruments Corp.	1,387,500	37,795
Varian Semiconductor Equipment Associates, Inc.[2]	825,000	37,554
Rogers Corp.[2]	600,000	35,490
Unimicron Technology Corp.	25,250,450	34,838
Manhattan Associates, Inc.[2]	1,125,000	33,840
Diebold, Inc.	725,700	33,818
Cypress Semiconductor Corp.[2]	2,000,000	33,740
NCsoft Corp.[2]	577,000	33,087
SkillSoft PLC (ADR)[2]	5,282,988	32,807
Tessera Technologies, Inc.[2]	800,000	32,272
Hana Microelectronics PCL	40,425,000	31,975
Vishay Intertechnology, Inc.[2]	2,350,000	31,819
Littelfuse, Inc.[2]	950,000	30,286
Veeco Instruments Inc.[1,2]	1,598,523	29,940
Orbotech Ltd.[2]	1,128,317	28,704
Marchex, Inc., Class B1,2	2,125,000	28,432
Spansion Inc., Class A2	1,870,400	27,794
Intersil Corp., Class A	1,107,105	26,482
austriamicrosystems AG, non-registered shares[2]	375,000	26,311
O2Micro International Ltd. (ADR)[1,2]	3,055,000	26,120
MacDonald, Dettwiler and Associates Ltd.[2]	700,000	25,726
Unisteel Technology Ltd.	14,929,000	24,820
Internet Capital Group, Inc.[1,2]	2,375,000	24,367
Chicony Electronics Co., Ltd.	16,188,185	24,347
ORBCOMM Inc.[1,2]	2,456,000	21,662
ASM Pacific Technology Ltd.	3,840,000	21,379
SINA Corp.[2]	704,000	20,205
Ichia Technologies, Inc.[1,2]	16,995,177	20,135
Sanken Electric Co., Ltd.	1,625,000	20,060
MoneyGram International, Inc.	600,000	18,816
Vaisala Oyj, Class A	423,295	18,469
SFA Engineering Corp.[1]	553,700	18,407
Verifone Holdings, Inc.[2]	500,000	17,700
Chartered Semiconductor Manufacturing Ltd[2]	20,000,000	16,691
Veda Advantage Ltd.	7,750,000	16,078
Echelon Corp.[1,2]	2,000,000	16,000
Integrated Device Technology, Inc.[2]	960,000	14,861
McAfee, Inc.[2]	500,000	14,190
ProMOS Technologies Inc.[2]	32,500,000	14,165
SupportSoft, Inc.[1,2]	2,554,400	13,998
Techwell, Inc.[2]	825,000	13,250
Wintek Corp.	13,917,273	13,221
Spark Networks PLC (GDR)[1,2]	1,300,000	7,238
Spark Networks PLC (ADR)[1,2]	1,103,000	5,780
Career Technology (MFG.) Co., Ltd.[1]	14,957,559	12,212
Rotork PLC	730,300	11,940
Global Imaging Systems, Inc.[2]	520,000	11,414
Wistron Corp.	7,625,000	11,328
Reunert Ltd.	945,000	11,068
LoopNet, Inc.[2]	722,300	10,820
Advantech Co., Ltd.	2,994,710	10,754
Simmtech Co., Ltd.	1,020,000	10,644
Winbond Electronics Corp.[2]	25,000,000	10,206
Intermec, Inc.[2]	400,000	9,708
Siliconware Precision Industries Co., Ltd.	6,083,759	9,561
InfoSpace.com, Inc.[2]	450,000	9,230
i2 Technologies, Inc.[2]	402,100	9,176
STATS ChipPAC, Ltd.[2]	12,000,000	9,154
Stratasys, Inc.[2]	266,000	8,355
Cogent, Inc.[2]	700,000	7,707
PDF Solutions, Inc.[2]	500,000	7,225
Interflex Co., Ltd.[1]	799,000	6,782
Mtekvision Co., Ltd.	319,710	6,294
Taiflex Scientific Co., Ltd.	5,119,854	6,231
Phoenix PDE Co., Ltd.[1]	1,500,000	6,181
Universo Online SA, preferred nominative[2]	902,000	4,907
KEC Corp.[1,2]	3,926,550	4,900
Min Aik Technology Co., Ltd.	2,360,000	4,708
DK UIL Co., Ltd.	564,600	3,086
KEC Holdings Co. Ltd.[1]	1,308,849	2,499
TTM Technologies, Inc.[2]	208,800	2,366
Infoteria Corp.[1,2,3,4]	2,577	1,299
Avid Technology, Inc.[2]	33,400	1,244
PixelFusion PLC[2,3,4]	2,300,000	160
Orbiscom Ltd.[2,3,4]	3,905,874	59
MMC AS2,3,4	4,150,000	7
		2,771,067

HEALTH CARE — 11.62%
Beckman Coulter, Inc.	2,300,000	137,540
Medicis Pharmaceutical Corp., Class A1	3,695,000	129,805
Kyphon Inc.[1,2]	3,151,200	127,308
Integra LifeSciences Holdings Corp.[1,2]	2,240,000	95,402
Advanced Medical Optics, Inc.[2]	2,460,000	86,592
Mentor Corp.	1,680,000	82,102
Wright Medical Group, Inc.[1,2]	2,742,800	63,852
Sirona Dental Systems, Inc.[2]	1,550,000	59,691
ResMed Inc[2]	952,000	46,857
ResMed Inc (CDI)[2]	1,500,000	7,490
ArthroCare Corp.[2]	1,334,000	53,253
Advanced Magnetics, Inc.[1,2]	875,000	52,255
Apria Healthcare Group Inc.[2]	1,875,000	49,969
Greatbatch, Inc.[1,2]	1,744,400	46,959
Nobel Biocare Holding AG	156,000	46,118
Grifols, SA2	3,387,600	45,143
STERIS Corp.	1,750,000	44,047
FoxHollow Technologies, Inc.[1,2]	1,994,900	43,050
Viasys Healthcare Inc.[2]	1,494,000	41,563
Fisher & Paykel Healthcare Corp. Ltd	12,600,000	37,766
IDEXX Laboratories, Inc.[2]	470,000	37,271
Sigma Pharmaceuticals Ltd.	15,680,000	36,981
Hikma Pharmaceuticals PLC	5,069,153	36,253
NuVasive, Inc.[2]	1,559,000	36,013
Volcano Corp.[1,2]	2,173,800	35,629
Valeant Pharmaceuticals International	2,050,000	35,342
Rhön-Klinikum AG	705,200	34,184
Hologic, Inc.[2]	708,034	33,476
American Medical Systems Holdings, Inc.[2]	1,795,000	33,243
United Therapeutics Corp.[2]	600,000	32,622
Haemonetics Corp.[2]	721,000	32,459
Apollo Hospitals Enterprise Ltd.[1]	3,275,000	31,881
Respironics, Inc.[2]	814,000	30,728
Cochlear Ltd.	637,000	29,143
Vital Signs, Inc.	580,000	28,954
BioMarin Pharmaceutical Inc.[2]	1,725,901	28,288
Applera Corp.[2]	1,940,000	27,141
PSS World Medical, Inc.[2]	1,275,000	24,901
Nakanishi Inc.	196,500	24,108
I-Flow Corp.[1,2]	1,445,000	21,603
Nabi Biopharmaceuticals[1,2]	3,050,000	20,679
Hythiam, Inc.[1,2]	2,200,000	20,328
Alexion Pharmaceuticals, Inc.[2]	500,000	20,195
Par Pharmaceutical Companies, Inc.[2]	850,000	19,015
Varian, Inc.[2]	400,000	17,916
Adams Respiratory Therapeutics, Inc.[2]	397,600	16,226
A&D Pharma Holdings NV (GDR)[2]	958,000	15,800
Alfresa Holdings Corp.	260,000	15,709
Invacare Corp.	635,000	15,589
Theravance, Inc.[2]	500,000	15,445
Nektar Therapeutics[2]	1,000,000	15,210
Eclipsys Corp.[2]	725,000	14,906
Vical Inc.[1,2]	2,250,279	14,469
Bausch & Lomb Inc.	260,000	13,536
Tecan Group Ltd.	215,586	13,525
Senomyx, Inc.[2]	1,024,400	13,307
LifeCycle Pharma A/S2	1,300,000	12,887
Introgen Therapeutics, Inc.[1,2]	2,677,100	11,779
Labopharm Inc.[2]	2,000,000	11,740
Dade Behring Holdings, Inc.	290,000	11,545
MGI PHARMA, Inc.[2]	600,000	11,046
Intuitive Surgical, Inc.[2]	112,500	10,789
Recordati SpA	1,300,000	9,995
Tong Ren Tang Technologies Co., Ltd., Class H	5,824,000	9,300
Gentium SpA (ADR)[2,3]	450,000	9,158
Speedel Holding AG2	68,000	9,096
Amplifon SpA	1,075,980	9,090
Cubist Pharmaceuticals, Inc.[2]	500,000	9,055
Idenix Pharmaceuticals, Inc.[2]	1,000,000	8,690
Penwest Pharmaceuticals Co.[2]	500,000	8,310
BIOLASE Technology, Inc.[2]	930,000	8,138
ICU Medical, Inc.[2]	200,000	8,136
ZymoGenetics, Inc.[2]	500,000	7,785
Noven Pharmaceuticals, Inc.[2]	305,657	7,779
Thermage, Inc.[2]	1,100,000	7,689
Arcadia Resources, Inc.[2,3]	3,749,999	7,500
Adeza Biomedical Corp.[2]	481,000	7,172
Human Genome Sciences, Inc.[2]	500,000	6,220
Cytokinetics, Inc.[2]	676,500	5,060
KRKA, d.d., Novo mesto[4]	2,782	2,867
Discovery Laboratories, Inc.[2]	1,200,000	2,832
Vision-Sciences, Inc.[1,2]	1,884,500	2,770
BioCryst Pharmaceuticals, Inc.[2]	209,554	2,422
Allied Medical Ltd.[2,4]	147,030	13
		2,407,700

FINANCIALS — 10.71%
Daegu Bank, Ltd.[1]	10,558,440	180,612
Pusan Bank[1]	11,726,500	146,345
IndyMac Bancorp, Inc.	3,000,000	135,480
Indiabulls Financial Services Ltd.	8,069,292	120,820
HDFC Bank Ltd.	3,656,500	88,528
Greek Postal Savings Bank SA2	3,672,400	86,538
Housing Development Finance Corp. Ltd.	2,059,346	75,954
MCB Bank Ltd.	17,830,080	72,183
ORCO PROPERTY GROUP SA1	561,507	71,492
VastNed Retail NV	512,000	52,016
Kotak Mahindra Bank Ltd.	5,493,262	49,789
National Bank of Pakistan	11,684,400	43,103
Unitech Corporate Parks PLC[1,2]	23,399,700	43,068
Ascendas Real Estate Investment Trust	23,261,550	40,493
Topdanmark A/S2	235,700	38,970
Interhyp AG1,2	434,550	37,554
Centennial Bank Holdings, Inc.[1,2,3]	2,700,000	25,542
Centennial Bank Holdings, Inc.[1,2]	1,196,313	11,317
Cathay Real Estate Development Co. Ltd.[2]	51,250,000	36,809
Jammu and Kashmir Bank Ltd.[1]	2,617,000	36,769
Central Pattana PCL	56,461,000	36,046
Globe Trade Center SA2	2,350,000	32,520
Brascan Residential Properties SA, ordinary nominative[2]	3,751,000	31,622
Thanachart Capital PCL[1]	77,601,100	30,690
Northwest Bancorp, Inc.	1,005,000	27,597
Banco de Oro Universal Bank[2]	28,000,000	26,302
Umpqua Holdings Corp.	874,700	25,742
Bank of Georgia (GDR)[2]	1,130,000	25,425
China Banking Corp.	1,713,750	23,797
Mizrahi Tefahot Bank Ltd.	3,150,000	23,710
Wintrust Financial Corp.	440,000	21,129
Kensington Group PLC	1,359,000	21,021
Wing Tai Holdings Ltd.	14,000,000	20,811
Banco Macro SA, Class B (ADR)	658,200	20,542
Kiatnakin Bank PCL	24,270,900	19,883
Crescent Real Estate Equities Co.	1,000,000	19,750
Banco Nossa Caixa SA, ordinary nominative	874,000	19,659
Hung Poo Real Estate Development Corp.[1]	16,367,000	19,341
Investors Financial Services Corp.	450,000	19,201
Mercury General Corp.	350,000	18,456
JSE Ltd.	2,450,000	18,428
Banner Corp.	398,110	17,652
Federal Agricultural Mortgage Corp., Class C	650,000	17,635
PT Bank Niaga Tbk	169,092,000	17,306
Montpelier Re Holdings Ltd.	844,200	15,711
Russian Real Estate Investment Co. AB, Series B2	314,225	15,609
Dah Sing Financial Holdings Ltd.	1,700,000	15,399
Allgreen Properties Ltd.	17,145,000	14,643
Alabama National BanCorporation	210,000	14,433
Robinsons Land Corp., Class B	41,188,300	13,668
South Financial Group, Inc.	465,000	12,364
Tullett Prebon PLC	925,000	11,772
CapitaCommercial Trust Management Ltd.	6,634,000	11,332
TICON Industrial Connection PCL	21,148,800	11,052
City National Corp.	150,000	10,680
Sumitomo Real Estate Sales Co., Ltd.	140,000	10,647
Siam City Bank PCL	21,149,622	10,515
AmericanWest Bancorporation	430,000	10,415
SinoPac Financial Holdings Co. Ltd.	17,671,000	9,465
Amata Corp. PCL	26,800,000	9,312
Sparebanken Rogaland	289,245	8,773
Sparebanken Midt-Norge	650,000	8,553
First Niagara Financial Group, Inc.	550,000	8,173
TICON Property Fund[1]	30,400,000	8,029
First Regional Bancorp[2,3]	230,000	7,841
Eurobancshares, Inc.[2]	879,700	7,821
Vineyard National Bancorp	300,000	6,906
Nasdaq Stock Market, Inc.[2]	220,000	6,774
Public Financial Holdings Ltd.	7,937,000	6,276
Desert Community Bank	200,500	3,579
Echo Investment SA2	60,000	1,828
		2,219,217

ENERGY — 6.31%
OPTI Canada Inc.[1,2]	10,609,600	180,197
OPTI Canada Inc.[1,2,3]	420,000	7,133
Quicksilver Resources Inc.[1,2]	4,999,150	182,919
UrAsia Energy Ltd.[2]	22,000,000	101,443
Denbury Resources Inc.[2]	2,519,000	70,003
Paladin Resources Ltd (Canada)[2]	9,025,000	61,763
Paladin Resources Ltd[2]	985,243	6,917
Delta Petroleum Corp.[1,2]	2,829,000	65,520
Denison Mines Corp.[2]	6,000,000	60,793
Oilexco Inc.[2]	6,808,600	42,386
Oilexco Inc. (United Kingdom)[2,3]	2,900,000	17,602
Aventine Renewable Energy, Inc.[1,2]	2,300,000	54,188
Bill Barrett Corp.[2]	1,893,500	51,522
First Calgary Petroleums Ltd. (United Kingdom)[2]	4,800,000	27,725
First Calgary Petroleums Ltd.[2]	3,146,000	18,829
BA Energy Inc.[1,2,3,4]	5,661,692	46,184
Expro International Group PLC	2,500,000	43,272
Synenco Energy Inc., Class A1,2	2,151,000	26,430
Synenco Energy Inc., Class A1,2,3	1,100,000	13,516
Warren Resources, Inc.[1,2]	3,171,700	37,172
WorleyParsons Ltd.	1,898,000	31,859
Regal Petroleum PLC[1,2]	7,817,000	25,943
Hydril Co.[2]	317,500	23,873
FMC Technologies, Inc.[2]	350,000	21,571
sxr Uranium One Inc.[2]	1,376,000	18,904
Southwestern Energy Co.[2]	500,000	17,525
China Oilfield Services Ltd., Class H	20,363,300	14,139
Centennial Coal Co. Ltd.	5,850,000	13,059
Bankers Petroleum Ltd.[2]	13,703,800	7,649
PNOC Energy Development Corp.[2]	76,563,000	7,583
Caspian Energy Inc. (United Kingdom)[1,2]	3,450,000	3,430
Caspian Energy Inc.[1,2]	2,450,000	2,272
FirstAfrica Oil PLC[1,2]	172,338,000	3,577
		1,306,898

MATERIALS — 5.96%
Yamana Gold Inc.	8,915,000	117,198
Dongkuk Steel Mill Co., Ltd.[1]	3,355,000	84,822
Cleveland-Cliffs Inc	1,700,000	82,348
Taiwan Fertilizer Co., Ltd.	37,021,000	70,792
Sino-Forest Corp.[1,2]	9,422,800	63,353
Inmet Mining Corp.	1,100,000	58,948
Taiwan Cement Corp.	49,164,209	44,441
Central African Mining & Exploration Co. PLC[2]	39,546,569	43,556
Fortescue Metals Group Ltd.[2]	4,000,000	41,869
Croda International PLC	3,565,000	40,835
Nikanor PLC[2]	3,225,836	38,529
AptarGroup, Inc.	600,000	35,424
Kenmare Resources PLC[1,2]	39,316,000	33,872
Peter Hambro Mining PLC[2]	1,690,000	33,454
Fuji Seal International, Inc.	1,070,000	26,211
Gammon Lake Resources Inc.[2]	1,539,200	25,098
Minara Resources Ltd.	5,073,334	23,411
Banro Corp.[2,3]	1,750,000	22,840
James Hardie Industries Ltd.	3,000,000	22,741
Asian Paints Ltd.	1,312,500	21,915
Eldorado Gold Corp.[2]	4,000,000	21,673
PT Semen Gresik	5,000,000	20,191
Hindalco Industries Ltd.	5,000,000	19,746
Mineral Deposits Ltd.[1,2]	16,220,000	18,936
Owens-Illinois, Inc.[2]	1,000,000	18,450
Galaxy Entertainment Group Ltd.[2]	19,016,000	17,800
Bowater Inc.	750,000	16,875
Abitibi-Consolidated Inc.	6,000,000	15,360
Hanwha Chemical Corp.	1,135,000	15,080
Cementerie del Tirreno S.p.A.	1,600,000	14,317
Northern Orion Resources Inc.[2,3]	2,800,000	10,194
Northern Orion Resources Inc.[2]	1,100,000	4,005
PT Indocement Tunggal Prakarsa Tbk	21,125,000	13,513
SSCP Co., Ltd.	490,000	13,337
ACC Ltd.	452,000	11,134
Symyx Technologies, Inc.[2]	495,000	10,687
Hung Hing Printing Group Ltd.	17,199,000	9,686
Eastern Platinum Ltd.[2]	8,061,700	8,791
Valspar Corp.	300,000	8,292
European Minerals Corp. (United Kingdom)[2]	6,880,000	5,388
European Minerals Corp.[2]	3,300,000	2,522
Hanil Cement Co., Ltd.	82,500	7,322
Mwana Africa PLC[2,3]	5,980,000	5,093
Energem Resources Inc.[1,2]	8,002,500	4,466
Oriel Resources PLC[2,3]	5,000,000	4,161
Ivanhoe Mines Ltd.[2]	282,700	2,792
Ballarat Goldfields NL2,3	10,250,000	2,264
Avocet Mining PLC[2]	910,000	1,737
Thistle Mining Inc.[2,4]	30,000	9
Thistle Mining Inc. (United Kingdom)[2]	22,625	6
		1,235,484

CONSUMER STAPLES — 2.76%
Lindt & Sprüngli AG, participation certificate	19,166	47,310
Lindt & Sprüngli AG	1,694	42,677
Coca-Cola Icecek AS, Class C2	7,623,603	57,644
China Mengniu Dairy Co.	17,251,000	45,359
Delta and Pine Land Co.	800,000	32,360
WD-40 Co.[1]	900,000	31,383
AMOREPACIFIC Corp.	50,264	31,364
BJ’s Wholesale Club, Inc.[2]	948,000	29,492
Massmart Holdings Limited	2,840,000	28,563
Anadolu Efes Biracılık ve Malt Sanayii AS¸	900,000	27,825
PT Sinar Mas Agro Resources and Technology Tbk[2]	68,230,000	27,705
Hite Brewery Co., Ltd.	210,000	26,998
Church & Dwight Co., Inc.	474,500	20,237
Universal Robina Corp.	51,235,000	20,140
PGG Wrightson Ltd.[1]	15,736,745	18,159
Poslovni Sistem Mercator, d.d.[4]	63,333	17,968
Fresh Del Monte Produce Inc.	1,100,000	16,401
Green Mountain Coffee Roasters, Inc.[2]	300,000	14,769
IAWS Group PLC	477,000	12,210
Bare Escentuals, Inc.[2]	358,800	11,148
Winn-Dixie Stores, Inc.[2]	641,985	8,667
Cawachi Ltd.	130,400	3,561
		571,940

TELECOMMUNICATION SERVICES — 1.86%
Digi.Com Bhd.	19,308,700	83,213
Time Warner Telecom Inc., Class A2	3,850,000	76,730
LG Telecom Ltd.[2]	6,370,000	65,927
TIM Participações SA, preferred nominative (ADR)	1,409,528	48,798
NeuStar, Inc., Class A2	1,100,040	35,685
Partner Communications Co. Ltd.	2,035,000	23,136
Partner Communications Co. Ltd. (ADR)	125,000	1,429
NTELOS Holdings Corp.[2]	1,003,575	17,944
Telemig Celular Participações SA, preferred nominative	5,185,172,400	9,841
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	6,235
GLOBE TELECOM, Inc.	526,867	13,287
Unwired Group Ltd.[2]	12,400,000	3,032
		385,257

UTILITIES — 1.20%
Xinao Gas Holdings Ltd.[1]	56,438,000	63,858
CESC Ltd.[1]	5,829,000	41,976
Glow Energy PCL	37,970,000	35,396
Tata Power Co. Ltd.	1,679,151	21,337
Northumbrian Water Group PLC	3,425,000	20,521
AES Tietê SA, preferred nominative	600,000,000	17,516
Electricity Generating PCL	6,535,500	17,354
First Gen Corp.	13,500,000	15,576
Energen Corp.	200,000	9,388
Kot Addu Power Co. Ltd.	6,850,000	4,586
		247,508

MISCELLANEOUS — 4.78%
Other common stocks in initial period of acquisition		989,765

Total common stocks (cost: $13,997,968,000)		18,970,890

Preferred stocks — 0.05%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 0.05%
HUGO BOSS AG, preferred	215,000	$11,040

Total preferred stocks (cost: $8,833,000)		11,040

Rights & warrants — 0.08%

MATERIALS — 0.05%
Northern Orion Resources Inc., warrants, expire 2008[2,3]	1,400,000	2,945
Kenmare Resources PLC, warrants, expire 2009[1,2]	5,775,000	2,771
Eastern Platinum Ltd., warrants, expire 2008[2]	2,043,750	1,281
Eastern Platinum Ltd., warrants, expire 2009[2]	1,750,000	691
European Minerals Corp., warrants, expire 2010[2]	3,440,000	1,388
European Minerals Corp., warrants, expire 2011[2]	1,650,000	581
Oriel Resources PLC, warrants, expire 2010[2,3]	2,500,000	734
Energem Resources Inc., warrants, expire 2008[1,2,4]	1,200,000	112
		10,503

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,379

HEALTH CARE — 0.00%
Gentium SpA (ADR), warrants, expire 2011[2,3,4]	90,000	791

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		3,745

Total rights & warrants (cost: $3,203,000)		16,418

Convertible securities — 0.07%	Shares or principal amount

INFORMATION TECHNOLOGY — 0.03%
Fluidigm Corp., Series E, convertible preferred[2,3,4]	1,875,000	7,500
Socratic Technologies, Inc., Series A, convertible preferred[2,3,4]	375,000	—
		7,500

CONSUMER DISCRETIONARY — 0.03%
Spot Runner, Inc., Series C, convertible preferred[1,2,3,4]	1,626,016	6,000

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	2,020

Total convertible securities (cost: $16,975,000)		15,520

	Principal amount	Market value
Bonds & notes — 0.08%	(000)	(000)

CONSUMER DISCRETIONARY — 0.08%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$16,600	$16,683

Total bonds & notes (cost: $15,635,000)		16,683

Short-term securities — 8.44%

Thunder Bay Funding, LLC 5.25%-5.26% due 1/4-3/19/2007[3]	79,021	78,606
Old Line Funding, LLC 5.25% due 1/8/2007[3]	25,000	24,971
Barton Capital LLC 5.24%-5.26% due 1/3-1/9/2007[3]	85,500	85,419
Société Générale North America, Inc. 5.23% due 1/19/2007	16,000	15,958
American Honda Finance Corp. 5.22%-5.23% due 2/7--2/26/2007	100,500	99,810
ING (U.S.) Funding LLC 5.24% due 1/5/2007	50,000	49,965
ING America Insurance Holdings Inc. 5.24% due 2/12/2007	50,000	49,692
Barclays U.S. Funding Corp. 5.25% due 1/22-1/29/2007	69,900	69,650
Sheffield Receivables Corp. 5.26% due 1/2/2007[3]	23,000	22,993
HBOS Treasury Services PLC 5.225%-5.25% due 2/16-3/6/2007	93,000	92,260
Bank of America Corp. 5.24% due 2/14-2/15/2007	72,500	72,039
Ranger Funding Co. LLC 5.28% due 2/7/2007[3,5]	16,224	16,133
Freddie Mac 5.08%-5.15% due 1/2-2/26/2007	82,000	81,577
Swedbank Mortgage AB 5.24% due 1/26-2/6/2007	81,300	80,940
Dexia Delaware LLC 5.22%-5.24% due 1/29-3/22/2007	81,100	80,472
Bank of Ireland 5.225%-5.24% due 1/16-3/7/2007[3]	73,600	73,077
Toyota Credit de Puerto Rico Corp. 5.25% due 1/2/2007	43,200	43,187
Toyota Motor Credit Corp. 5.24% due 1/30/2007	25,000	24,892
Depfa Bank PLC 5.25% due 1/11-2/16/2007[3]	67,800	67,499
Swedish Export Credit Corp. 5.23%-5.24% due 2/13-3/15/2007	62,800	62,247
Danske Corp. 5.24% due 1/24/2007[3]	56,200	56,013
Allied Irish Banks N.A. Inc. 5.24% due 1/4-1/31/2007[3]	54,200	54,053
BASF AG 5.22%-5.23% due 1/18-1/19/2007[3]	50,000	49,872
Calyon North America Inc. 5.24% due 2/5/2007	50,000	49,742
CBA (Delaware) Finance Inc. 5.23% due 2/16/2007	50,000	49,673
Nestlé Capital Corp. 5.21% due 1/10/2007[3]	47,700	47,632
Amsterdam Funding Corp. 5.21%-5.24% due 1/2-1/4/2007[3]	41,500	41,482
Stadshypotek Delaware Inc. 5.24%-5.25% due 1/30-2/21/2007[3]	40,000	39,773
CAFCO, LLC 5.25% due 1/23/2007[3]	38,800	38,671
Rabobank USA Financial Corp. 5.24% due 1/23/2007	35,000	34,885
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 2/7/2007	29,000	28,846
UBS Finance (Delaware) LLC 5.255% due 1/2/2007	26,900	26,892
Canadian Imperial Holdings Inc. 5.24% due 1/8/2007	25,000	24,971
Federal Home Loan Bank 5.15% due 1/19/2007	10,100	10,072
Three Pillars Funding, LLC 5.31% due 1/2/2007[3]	3,900	3,898

Total short-term securities (cost: $1,747,656,000)		1,747,862

Total investment securities (cost: $15,790,270,000)		20,778,413
Other assets less liabilities		(60,379)

Net assets		$20,718,034

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2 Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $928,309,000, which represented 4.48% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous", was $134,449,000.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)

Kingboard Chemical Holdings	45,946,000	3,988,200	—	49,934,200	$1,180	$196,141
Kingboard Chemical Holdings, warrants	3,988,200	—	3,988,200	—	—	—
OPTI Canada	10,409,600	200,000	—	10,609,600	—	180,197
OPTI Canada	420,000	—	—	420,000	—	7,133
OPTI Canada, warrants	105,000	—	—	105,000	—	1,379
Quicksilver Resources	4,999,150	—	—	4,999,150	—	182,919
Daegu Bank	10,399,890	158,550	—	10,558,440	5,526	180,612
Pusan Bank	11,477,500	249,000	—	11,726,500	4,859	146,345
Medicis Pharmaceutical	3,695,000	—	—	3,695,000	111	129,805
Kyphon	3,145,600	5,600	—	3,151,200	—	127,308
Samsung Engineering	2,587,640	—	—	2,587,640	1,424	120,404
Jumbo	4,164,956	660,000	—	4,824,956	1,454	105,549
CNET Networks	10,655,000	—	—	10,655,000	—	96,854
Lojas Renner	1,330,000	5,320,000	—	6,650,000	412	95,668
Integra LifeSciences Holdings	2,189,500	50,500	—	2,240,000	—	95,402
Dongkuk Steel Mill	3,355,000	—	—	3,355,000	2,181	84,822
Lions Gate Entertainment	7,728,500	—	—	7,728,500	—	82,927
Tripod Technology	21,391,920	528,000	—	21,919,920	—	78,718
PMC-Sierra	11,500,000	100,000	—	11,600,000	—	77,836
Semtech	5,900,000	—	100,000	5,800,000	—	75,806
Restaurant Group	12,499,555	—	—	12,499,555	—	75,686
Tupperware Brands	2,500,000	800,000	—	3,300,000	693	74,613
ORCO PROPERTY GROUP	346,107	215,400	—	561,507	—	71,492
Fourlis	3,310,000	—	—	3,310,000	—	70,137
LS Industrial Systems	1,950,000	—	—	1,950,000	1,051	67,867
CKE Restaurants	1,384,179	2,215,821	—	3,600,000	140	66,240
SEEK	14,768,997	—	533,651	14,235,346	—	66,026
Lindex	—	5,118,000	—	5,118,000	3,186	65,615
Delta Petroleum	2,829,000	—	—	2,829,000	—	65,520
Arbitron	1,496,760	—	—	1,496,760	150	65,019
Korea Kumho Petrochemical	1,810,940	—	—	1,810,940	1,018	64,294
Xinao Gas Holdings	56,438,000	—	—	56,438,000	—	63,858
Wright Medical Group	2,742,800	—	—	2,742,800	—	63,852
Sino-Forest	9,422,800	—	—	9,422,800	—	63,353
Aventine Renewable Energy	2,200,000	100,000	—	2,300,000	—	54,188
American Axle & Manufacturing Holdings	2,850,000	—	—	2,850,000	427	54,121
Advanced Magnetics	—	875,000	—	875,000	—	52,255
Ekornes	2,237,598	—	—	2,237,598	—	51,348
Knot	1,200,000	—	—	1,200,000	—	31,488
Knot	670,000	—	—	670,000	—	17,581
Banyan Tree Holdings	33,769,000	14,114,000	—	47,883,000	—	48,701
Greatbatch	1,744,400	—	—	1,744,400	—	46,959
BA Energy	5,661,692	—	—	5,661,692	—	46,184
BA Energy, warrants	947,400	—	947,400	—	—	—
Bankrate	—	1,175,000	—	1,175,000	—	44,591
Unitech Corporate Parks	—	23,399,700	—	23,399,700	—	43,068
FoxHollow Technologies	1,994,900	—	—	1,994,900	—	43,050
Citi Trends	1,073,916	7,584	—	1,081,500	—	42,871
CESC	5,829,000	—	—	5,829,000	—	41,976
Synenco Energy	1,815,000	336,000	—	2,151,000	—	26,430
Synenco Energy	1,100,000	—	—	1,100,000	—	13,516
Interhyp	298,903	135,647	—	434,550	—	37,554
Warren Resources	3,255,000	—	83,300	3,171,700	—	37,172
Centennial Bank Holdings	2,700,000	—	—	2,700,000	—	25,542
Centennial Bank Holdings	1,515,000	—	318,687	1,196,313	—	11,317
Jammu and Kashmir Bank	—	2,617,000	—	2,617,000	—	36,769
Kenmare Resources	39,316,000	—	—	39,316,000	—	33,872
Kenmare Resources, warrants	5,775,000	—	—	5,775,000	—	2,771
Volcano	2,303,900	—	130,100	2,173,800	—	35,629
Blue Nile	860,375	50,000	—	910,375	—	33,584
IBT Education	21,727,690	—	—	21,727,690	—	32,392
Apollo Hospitals Enterprise	3,275,000	—	—	3,275,000	—	31,881
ValueVision Media	2,400,000	—	—	2,400,000	—	31,536
WD-40	900,000	—	—	900,000	198	31,383
Thanachart Capital	86,650,000	—	9,048,900	77,601,100	625	30,690
Veeco Instruments	1,598,523	—	—	1,598,523	—	29,940
Marchex	2,125,000	—	—	2,125,000	—	28,432
Pyeong San	—	1,120,000	—	1,120,000	—	27,955
Bloomsbury Publishing	5,405,000	—	—	5,405,000	68	27,092
Nien Made Enterprise	26,156,000	—	—	26,156,000	—	26,493
Chart Industries	1,613,500	—	—	1,613,500	—	26,155
O2Micro International	3,055,000	—	—	3,055,000	—	26,120
Regal Petroleum	7,817,000	—	—	7,817,000	—	25,943
Michaniki	3,935,000	245,000	—	4,180,000	—	23,053
Michaniki, preference shares	—	552,490	—	552,490	—	2,274
Progressive Gaming International	2,600,000	150,000	—	2,750,000	—	24,942
Internet Capital Group	2,100,000	275,000	—	2,375,000	—	24,367
Kyeryong Construction Industrial	493,190	66,060	—	559,250	414	23,555
ORBCOMM	—	2,456,000	—	2,456,000	—	21,662
I-Flow	1,100,000	345,000	—	1,445,000	—	21,603
TK Corp.	—	1,444,653	—	1,444,653	112	20,982
Nabi Biopharmaceuticals	3,050,000	—	—	3,050,000	—	20,679
Hythiam	2,425,000	—	225,000	2,200,000	—	20,328
Ichia Technologies	16,995,177	—	—	16,995,177	—	20,135
Hung Poo Real Estate Development	16,367,000	—	—	16,367,000	—	19,341
Mineral Deposits	16,220,000	—	—	16,220,000	—	18,936
Altra Holdings	—	1,314,700	—	1,314,700	—	18,472
SFA Engineering	553,700	—	—	553,700	567	18,407
PGG Wrightson	16,195,000	—	458,255	15,736,745	—	18,159
YBM Sisa.com	624,449	48,749	—	673,198	179	17,020
Echelon	2,000,000	—	—	2,000,000	—	16,000
Halla Engineering & Construction	626,000	—	—	626,000	281	15,490
Vical	2,075,279	175,000	—	2,250,279	—	14,469
SupportSoft	2,554,400	—	—	2,554,400	—	13,998
Spark Networks (GDR)	1,300,000	—	—	1,300,000	—	7,238
Spark Networks (ADR)	1,103,000	—	—	1,103,000	—	5,780
Levitt	1,000,000	—	—	1,000,000	20	12,240
Career Technology	14,957,559	—	—	14,957,559	—	12,212
Introgen Therapeutics	—	2,677,100	—	2,677,100	—	11,779
Spot Runner, convertible preferred	—	1,626,016	—	1,626,016	—	6,000
Spot Runner	—	1,084,011	—	1,084,011	—	4,000
Sharper Image	950,000	—	—	950,000	—	8,788
TICON Property Fund	24,700,000	5,700,000	—	30,400,000	183	8,029
Interflex	799,000	—	—	799,000	66	6,782
Phoenix PDE	1,500,000	—	—	1,500,000	146	6,181
Caspian Energy (United Kingdom)	3,450,000	—	—	3,450,000	—	3,430
Caspian Energy	2,450,000	—	—	2,450,000	—	2,272
KEC	3,926,550	—	—	3,926,550	—	4,900
Energem Resources	8,002,500	—	—	8,002,500	—	4,466
Energem Resources, warrants	1,200,000	—	—	1,200,000	—	112
Gaming VC Holdings	2,023,800	—	—	2,023,800	422	3,794
FirstAfrica Oil	172,338,000	—	—	172,338,000	—	3,577
Sanctuary Group	14,412,733	—	—	14,412,733	—	3,175
Vision-Sciences	1,884,500	—	—	1,884,500	—	2,770
KEC Holdings	1,308,849	—	—	1,308,849	43	2,499
LTG Technologies	17,785,714	3,600,000	—	21,385,714	—	1,729
Infoteria	2,577	—	—	2,577	—	1,299
ZOOTS	25,173	—	—	25,173	—	234
ArthroCare*	1,431,700	—	97,700	1,334,000	—	—
Ballarat Goldfields*	53,355,000	—	53,355,000	—	—	—
Ballarat Goldfields*	10,250,000	—	—	10,250,000	—	—
Ballast Nedam*	628,753	—	325,000	303,753	—	—
Billing Services Group*	16,548,800	—	16,548,800	—	—	—
CARBO Ceramics*	1,473,240	—	1,473,240	—	177	—
Downer EDI*	18,641,198	—	9,783,563	8,857,635	—	—
GES International*	42,700,000	—	42,700,000	—	—	—
MKS Instruments*	2,849,944	—	2,849,944	—	—	—
Myogen*	2,315,000	—	2,315,000	—	—	—
NuVasive*	1,709,000	—	150,000	1,559,000	—	—
Plantynet*	537,600	—	537,600	—	—	—
Silitech Technology*	10,515,798	—	5,211,000	5,304,798	6	—
Unibet Group*	1,778,470	—	445,000	1,333,470	—	—
Veda Advantage*	13,885,000	—	6,135,000	7,750,000	—	—
					$27,319	$4,815,104

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,444,428
Gross unrealized depreciation on investment securities	(808,903)
Net unrealized appreciation on investment securities	4,635,525
Cost of investment securities for federal income tax purposes	16,142,888

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-935-0207-S6858

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and Principal Executive Officer

Date: February 28, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: February 28, 2007